15. VARIABLE INTEREST ENTITIES (Tables)	3 Months Ended
Mar. 31, 2017
Variable Interest Entities Tables
Summary financial information for the VIE's
	Max Steel Productions LLC			JB Believe LLC
(in USD)	As of and for the three ended March 31, 2017	As of December 31, 2016	As of and for the three ended March 31, 2016	As of and for the three ended March 31, 2017	As of December 31, 2016	As of and for the three ended March 31, 2016
Assets	8,839,208	12,327,887	18,293,811	-	240,269	132,564
Liabilities	(13,063,380)	(15,922,552)	(19,711,156)	(6,762,058)	(7,014,098)	(6,770,943)
Revenues	517,303	9,233,520	-	15,563	133,331	-
Expenses	(1,146,810)	(11,627,444)	(216,707)	(3,792)	(395,374)	(126.881)